Registration Statement No. 333-147646
                           811-04633

As Filed with the Securities and Exchange Commission on October 7, 2008

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No.__2__         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__36__          [ X ]

Sun Life (N.Y.) Variable Account D
Registrant

Sun Life Insurance and Annuity Company of New York
Depositor

60 East 42nd Street, Suite 1115
New York, New York  10165
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

Sandra DaDalt
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[  ]  on October 6, 2008 pursuant to paragraph (b) of Rule 485.

[ X ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on November 1, 2008 pursuant to paragraph (a)(1) of Rule 485.

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment No. 2 to the Registration Statement on Form N-6 (the "Registration Statement") (File Nos. 333-147646, 811-04633) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Pre-Effective Amendment No. 1 on April 28, 2008.  This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Pre-Effective Amendment No. 1 and Post-Effective No. 1.

PART A

SUPPLEMENT DATED DECEMBER 7, 2008
TO
PROSPECTUS DATED MAY 15, 2008
FOR
SUN PRIME VARIABLE UNIVERSAL LIFE
ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

For Certificates with an Investment Start Date on or after January 28, 2009, the following changes apply:

I.           The Death Benefit Options section is revised by the addition of the following:  “To be eligible to elect scheduled increases in SIA, Option A must be the death benefit option chosen.”

II.           The second paragraph of the Changes in Death Benefit Options section is deleted and replaced with the following:  “If You change from Option A to Option B, a decrease equal to the Certificate’s Account Value on the effective date of the change will be applied as follows:  first, to the initial SIA; second, to the oldest increases in SIA, in chronological order; third, to the most recent increase in SIA; fourth, to the initial SFA, up to the $100,000 minimum; fifth, to the oldest increases in SFA, in chronological order; and lastly , to the most recent increase in SFA.  Future scheduled increases will be cancelled.”

III.           The first paragraph of the Increases section is deleted and replaced with the following:  “After the first certificate anniversary, You may request an increase in the SFA and SIA.  You may also choose to schedule automatic increases in SIA.  This may be done at time of initial application or a later date.  You must provide satisfactory evidence of the Insured’s insurability.  The cost of insurance charges and monthly expense charges applicable to an increase in SFA and SIA may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  Additional certificate specification pages will be provided to show the applicable guaranteed maximum cost of insurance charges applicable to any increase.  The certificate specification pages will also show the amounts of any scheduled increases and the dates those increases take effect.”

IV.           The Decreases section is revised by the addition of the following:  “If a decrease in SFA or SIA is elected, all future scheduled increases in SIA are cancelled.”

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART B
The Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on September 16, 2008.

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Insurance and Annuity Company of New York, dated April 24, 2003, authorizing the establishment of Sun Life (N.Y.) Variable Account D (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

B.	None.

C.
Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

D.
(1)  Flexible Premium Combination Fixed and Variable Life Insurance Policy.  (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(2)  Flexible Premium Combination Fixed and Variable Life Insurance Certificate. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(3)  Accelerated Death Benefit Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(4) Payment of Stipulated Premium Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(5) Waiver of Monthly Deductions Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(6)  Charitable Giving Benefit Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(7)  Enhanced Cash Surrender Value Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(8)  Loan Lapse Protection Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(9)  Long Term Accumulation Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(10)  Travel Assistance Endorsement. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

E.
Application for Flexible Premium Combination Fixed and Variable Life Insurance Certificate. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

F.
Charter and By-Laws of Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed with the Securities and Exchange Commission on May 14, 2004.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H.           (1)      Participation Agreement, dated April 11, 2000, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8d, File No. 333-67864, filed with the Securities and Exchange Commission on November 6, 2002.)

(2)      Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8e, File No. 333-83516, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)      Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8e, File No. 333-119151, filed with the Securities and Exchange Commission on May 2, 2005.)

(4)      Participation Agreement, dated September 1, 2001, by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8l, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(5)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, Exhibit 8g, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(6a)      Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8b, File No. 033-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(6b)
Amendment 3, dated April 17, 2000, to the Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.)Variable Account J on Form N-6, Exhibit 16b, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(7)      Amended and Restated Participation Agreement, dated November 6, 2002, by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.) and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8a, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(8)      Participation Agreement, dated August 1, 2003, by and among Sun Life Insurance and Annuity Company of New York, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H10, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(9)      Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H9, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007.)

(10)
Participation Agreement, dated September 16, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H10, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(11)    Participation Agreement, dated December 1, 2004, by and among Wanger Advisors Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.  (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H20, File No. 333-136435, filed with the Securities and Exchange Commission on August 9, 2006.)

(12a)
Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, Exhibit 8i, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(12b)
Amendment 1, dated April 17, 2000, to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Lord, Abbett & Co. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H6b, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(13)
Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H16, File No. 333-105438, filed with the Securities and Exchange Commission on May 2, 2005).

(14)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H17, File No. 333-105438, filed with the Securities and Exchange Commission on May 2, 2005).

(15)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, Exhibit H22, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2007.)

(16)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), M Fund, Inc., M Financial Investment Advisers, Inc. and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account I on Form N-6, Exhibit H16, File No. 333-143354, filed with the Securities and Exchange Commission on May 30, 2007.)

(17a)   Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(17b)  Amendment 1, dated October 1, 2006, to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment 1 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 15b, File No. 333-136435, filed with the Securities and Exchange Commission on April 27, 2007.)

I.	(1)
Administrative Services Agreement  by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2)           Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000.  (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)           Third Party Administration Agreement between Sun Life Insurance and Annuity Company of New York and McCamish Systems, LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on April 28, 2008.)

J. (1)
Powers of Attorney. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on April 28, 2008.)

(2)
Resolution of the Board of Directors of the Depositor dated July 24, 2003, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-100475, filed with the Securities and Exchange Commission on April 23, 2004.)

K.           Legal Opinion.

L.           None.

M.           None.

N.           Consent of Independent Registered Public Accounting Firm.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor
Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Director
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Counsel
Leila Heckman Bear Stearns Asset Management 383 Madison Avenue New York, NY 10179	Director
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Chairman and President
Donald B. Henderson, Jr. Dewey & LeBoeuf, L.L.P. 125 West 55th Street New York, NY 10019	Director
Michele G. Van Leer Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Retail Insurance and Annuity Division
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West Toronto Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and Chief Actuary
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Maura E. Slattery Machold Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations
Peter R. O’Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director
Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York, NY 10019	Director
David K. Stevenson 47 Village Avenue, Suite 301 Dedham, MA 02026	Director
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Sun Life Financial Distribution Group
Janet Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Employee Benefits Group

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.),which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 of Sun Life of Canada (U.S.) Variable Account F, File No. 333-83516, filed February 12, 2008.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

ITEM 29.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)
Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, J and N and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

James J. Cahill	President
Scott M. Davis	Director
Michele G. Van Leer	Director
Ronald H. Friesen	Director
Ann B. Teixeira	Assistant Vice President, Compliance
Michael S. Bloom	Secretary
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Alyssa M. Gair	Assistant Secretary
Michelle D’Albero	Counsel

*The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Not applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Insurance and Annuity Company of New York at its Home Offices at 60 East 42nd Street, Suite 1115, New York, NY 10165,  at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Sun Life Assurance Company of Canada (U.S.), at One Sun Life Executive Park, Wellesley Hills, MA 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Insurance and Annuity Company of New York hereby represents that the aggregate fees and charges under the Certificate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Insurance and Annuity Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 7th day of October, 2008.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: ___/s/ Robert C. Salipante______________
Robert C. Salipante
President

Attest:	__/s/ Sandra M. DaDalt_________________
Sandra M. DaDalt
Assistant Vice President and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante	Director and President and Chairman	October 7, 2008
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen	Director and Senior Vice President and Chief Financial	October 7, 2008
Ronald H. Friesen	Officer and Treasurer
(Principal Financial Officer)

/s/ Michael K. Moran	Vice President, Chief Accounting Officer	October 7, 2008
Michael K. Moran	(Principal Accounting Officer)

By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	October 7, 2008
Sandra M. DaDalt
Keith Gubbay, Director
Janet Whitehouse, Director
Donald B. Henderson, Jr., Director
Peter R. O’Flinn, Director
David K. Stevenson, Director
Barbara Z. Shattuck, Director
Leila Heckman, Director
Thomas A. Bogart, Director
Scott M. Davis, Director
Michele G. Van Leer, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-100475) filed on April 23, 2004.

EXHIBIT INDEX

K	Legal Opinion

N	Consent of Independent Registered Public Accounting Firm